RENN Fund, Inc.

Consolidated Schedule of Investments

3/31/2020 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 60.46%
82,854	Fidelity Government Cash Reserves Portfolio - Institutional Class, 0.14%	$82,854	$82,854
5,002,867	Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 0.30%	5,002,867	5,002,867
	Total Money Market Funds	5,085,721	5,085,721

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(1)(2)	1,000,000	-
	Total Convertible Bonds	1,000,000	-

	COMMON EQUITIES – 40.17%
	Accommodations - 0.10%
21,000	Civeo Corp.(1)	88,144	8,650

	Asset Management – 0.11%
50	Associated Capital Group, Inc. - Class A	2,939	1,530
200	Clarkson PLC	7,293	5,738
3,600	Dundee Corp. - Class A. (1)	4,495	1,800
		14,727	9,068
	Metal Mining – 1.10%
520	Franco-Nevada Corp.	45,425	51,750
1,496	Wheaton Precious Metals Corp.	39,602	41,185
		85,027	92,935

	Medicinal Chemicals and Botanical Products – 2.07%
19,307	FitLife Brands, Inc.(1)	9,131,688	173,763

	Oil and Gas – 8.62%
808,445	PetroHunter Energy Corporation(1)(2)	101,056	-
1,908	Texas Pacific Land Trust	1,079,739	725,059
		1,268,939	733,709

	Securities and Commodity Exchanges – 0.06%
18	Cboe Global Markets, Inc.	2,294	1,607
12	CME Group, Inc.	1,830	2,075
18	Intercontinental Exchange, Inc.	1,478	1,454
		5,602	5,136
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 0.46%
5,460	Grayscale Bitcoin Trust	66,830	38,875

	Surgical & Medical Instruments & Apparatus – 26.25%
615,000	Apyx Medical Corp.(1)	1,470,958	2,207,850

	Technology Services – 1.40%
558	CACI International, Inc. - Class A. (1)	112,974	117,822
	Total Common Equities	12,156,745	3,379,158

	EXCHANGE TRADED FUNDS - 0.05%
124	ProShares Short VIX Short-Term Futures ETF(1)	4,195	3,845
	Total Exchange Traded Funds	4,195	3,845

	TOTAL INVESTMENTS –100.68%	$18,246,661	8,468,724
	LIABILITIES LESS OTHER ASSETS – (0.68%)		(57,078)
	NET ASSETS		$8,411,646

(1)	Non-Income Producing.

(2)	The PetroHunter Energy Corporation (“PetroHunter”) note is in default as of December 31, 2014. The note is valued at fair value.